Cover	Aug. 26, 2025
Cover [Abstract]
Entity Registrant Name	CROWN EQUITY HOLDINGS INC.
Entity Central Index Key	0001103833
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 26, 2025
Entity File Number	000-29935
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	33-0677140
Entity Address Address Line 1	11226 Pentland Downs
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89141
City Area Code	702
Local Phone Number	683-8946
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false